Shareholders' Interest ( Schedule Of Earning Per Share) (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per Share	6.8	6.4	5.4